Offerings - Offering: 1	Jun. 13, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, nominal value of $0.001 per share
Amount Registered | shares	2,656,146
Proposed Maximum Offering Price per Unit	49.250
Maximum Aggregate Offering Price	$ 130,815,190.5
Fee Rate	0.01531%
Amount of Registration Fee	$ 20,027.81
Offering Note	The Form S-8 registration statement to which this Exhibit 107 is attached (the “Registration Statement”) registers 2,656,146 ordinary shares, nominal value of $0.001 per share (the “Shares”), of Weatherford International plc, which consists of Shares reserved and that may be offered or are otherwise available for delivery with respect to awards under the Weatherford International plc Fourth Amended and Restated 2019 Equity Incentive Plan (the "Plan"), including Shares that may again become available for offer or delivery with respect to awards under the Plan pursuant to share counting, share recycling and other terms and conditions of the Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement shall be deemed to cover an indeterminate number of additional ordinary shares that may become issuable as a result of stock splits, stock dividends or similar transactions pursuant to the adjustment or anti-dilution provisions of the Plan. The proposed maximum offering price per share and proposed maximum aggregate offering price for the Shares covered by this Registration Statement have been estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act based upon the average of the high and low prices of our ordinary shares as reported on the NASDAQ on June 9, 2025 (a date within five business days prior to the date of filing the Registration Statement), which was equal to $49.25.